S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Jan. 16, 2026 USD ($) $ / shares shares
White Pearl Group Limited [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 10,000
White Pearl Group Limited [Member] | Class B Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	3,333,333
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
White Pearl Group Limited [Member] | Private Placement Units [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	284,375
Price Paid or to be Paid for Securities, Total Amount	$ 2,843,750
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 10
White Pearl Group Limited [Member] | Working Capital Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 1,150,000
Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 350,000